Schedule of default indicators (Details)	Dec. 31, 2021	Dec. 31, 2020
Domestic market member
Disclosure of detailed information about financial instruments [line items]
Default indicators	0.01%	0.05%
Export market member
Disclosure of detailed information about financial instruments [line items]
Default indicators	0.08%	0.14%